EquiTrust Mutual Funds
5400 University Avenue
West Des Moines, IA  50266-5997



April 1, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	EquiTrust Series Fund, Inc.
File No. 2-38512

Commissioners:

On behalf of EquiTrust Series Fund, Inc., we are transmitting for filing pursuant to Rule 497(E) under the Securities Act of 1933, as amended, an electronic format copy of a supplement, dated April 1, 2002, to a prospectus dated December 1, 2001. The supplement is in the exact form in which it will be used.

If you have any questions concerning this filing, please contact the undersigned at (515) 226-6708.

Sincerely,

/s/ Tess Meusburger

Tess Meusburger